Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Income from operations	$ 170,339	$ 116,014
Ireland
Segment Reporting Information [Line Items]
Income from operations	9,874	88,912
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	59,509	7,610
U.S.
Segment Reporting Information [Line Items]
Income from operations	60,468	13,237
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 40,488	$ 6,255